Loss Before Tax (Tables)	12 Months Ended
Dec. 31, 2024
Material income and expense [abstract]
Summary of Loss Before Tax Stated After Charging	Loss before tax is stated after charging:

	2024	2023	2022
	(in thousands)
	£	£	£
Administrative expenses:
Amortization	185	208	239
Depreciation	337	367	473